Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.10%
Auto Components - 2.51%
Gentex Corp.	71,000	1,877,240
Beverages - 5.16%
Brown-Forman Corp. - Class B	29,500	1,944,935
Monster Beverage Corp. (a)	26,500	1,905,615
		3,850,550
Capital Markets - 6.53%
FactSet Research Systems, Inc.	6,000	1,845,060
Morningstar, Inc.	10,000	1,533,200
SEI Investments Co.	27,600	1,496,472
		4,874,732
Chemicals - 6.29%
International Flavors & Fragrances, Inc.	12,500	1,664,875
The Sherwin-Williams Co.	5,100	3,028,635
		4,693,510
Commercial Services & Supplies - 7.85%
Copart, Inc. (a)	41,000	3,664,990
Rollins, Inc.	52,500	2,194,500
		5,859,490
Containers & Packaging - 1.12%
AptarGroup, Inc.	7,500	835,425
Distributors - 0.92%
LKQ Corp. (a)	25,000	686,500
Electrical Equipment - 3.84%
Acuity Brands, Inc.	12,000	1,033,800
AMETEK, Inc.	20,000	1,834,200
		2,868,000
Electronic Equipment, Instruments & Components - 5.01%
Amphenol Corp. - Class A	17,000	1,641,520
IPG Photonics Corp. (a)	13,500	2,097,900
		3,739,420
Food Products - 4.69%
McCormick & Co., Inc.	4,500	788,220
The Hershey Co.	20,000	2,713,600
		3,501,820
Health Care Equipment & Supplies - 12.94%
Edwards Lifesciences Corp. (a)	13,000	2,921,360
IDEXX Laboratories, Inc. (a)	10,600	3,274,128
ResMed, Inc.	17,000	2,733,940
Varian Medical Systems, Inc. (a)	6,000	728,340
		9,657,768
Household Products - 2.41%
Church & Dwight Co., Inc.	24,000	1,801,680
IT Services - 5.91%
FleetCor Technologies, Inc. (a)	3,550	865,455
Jack Henry & Associates, Inc.	19,600	3,544,856
		4,410,311
Multiline Retail - 4.36%
Dollar General Corp.	17,000	3,255,670
Oil, Gas & Consumable Fuels - 10.40%
Cabot Oil & Gas Corp.	60,000	1,190,400
Cheniere Energy, Inc. (a)	33,000	1,463,550
Diamondback Energy, Inc.	33,600	1,430,688
ONEOK, Inc.	59,850	2,195,897
Parsley Energy, Inc. - Class A	162,000	1,480,680
		7,761,215
Road & Rail - 2.26%
JB Hunt Transport Services, Inc.	14,100	1,687,347
Semiconductors & Semiconductor Equipment - 2.32%
Analog Devices, Inc.	15,300	1,728,135
Software - 5.42%
ANSYS, Inc. (a)	6,000	1,698,000
Tyler Technologies, Inc. (a)	6,250	2,345,687
		4,043,687
Specialty Retail - 5.35%
Floor & Decor Holdings, Inc. (a)	31,000	1,612,000
Tractor Supply Co.	19,500	2,379,390
		3,991,390
Trading Companies & Distributors - 2.81%
Fastenal Co.	50,800	2,096,008
TOTAL COMMON STOCKS (Cost $40,959,943)		$73,219,898

MONEY MARKET FUNDS - 1.75%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.095% (b)	1,308,261	1,308,261
TOTAL MONEY MARKET FUNDS (Cost $1,308,261)		1,308,261

Total Investments (Cost $42,268,204) - 99.85%		74,528,159
Other Assets in Excess of Liabilities - 0.15%		111,479
TOTAL NET ASSETS - 100.00%		$74,639,638

(a)	Non-income producing security.
(b)	Seven day yield as of May 31, 2020.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.